MARKETABLE SECURITIES	12 Months Ended
Jul. 31, 2025
Marketable securities:
MARKETABLE SECURITIES

2. MARKETABLE SECURITIES:

The Company’s remaining marketable securities consisting of investments in equity securities and mutual funds were sold in May 2024. Dividends and interest income were accrued as earned. Realized gains and losses were determined on a specific identification basis. The Company reviewed marketable securities for impairment whenever circumstances and situations change such that there is an indication that the carrying amounts may not be recovered. The changes in the fair value of these securities were recognized in current period earnings in accordance with Accounting Standards Codification (“ASC”) 825.

The Company follows GAAP which establishes a fair value hierarchy that prioritizes the valuation techniques and creates the following three broad levels, with Level 1 valuation being the highest priority:

Level 1 valuation inputs are quoted market prices in active markets for identical assets or liabilities that are accessible at the measurement date (e.g., equity securities traded on the New York Stock Exchange).

Level 2 valuation inputs are from other than quoted market prices included in Level 1 that are observable for the asset or liability, either directly or indirectly (e.g., quoted market prices of similar assets or liabilities in active markets, or quoted market prices for identical or similar assets or liabilities in markets that are not active).

Level 3 valuation inputs are unobservable (e.g., an entity’s own data) and should be used to measure fair value to the extent that observable inputs are not available.

Equity securities are valued at the closing price reported on the active market on which the individual securities are traded that the Company has access to.

Mutual funds are valued at the daily closing price as reported by the fund. Mutual funds held by the Company are open-end mutual funds that are registered with the U.S. Securities and Exchange Commission. These funds are required to publish their daily net asset value (“NAV”) and to transact at that price.

Carrying amounts in the consolidated balance sheet approximate fair value for cash and cash equivalents, restricted cash, and tenant security deposits due to their high liquidity.

Investment income (loss) for the years ended July 31, 2025 and 2024 consists of the following:

	2025	2024
Dividend and interest income	$26,836	$87,922
Net realized gain on sale of marketable securities	—	124,907
Total	$26,836	$212,829